UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-07044

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	09/30/18

FORM N-Q

Item 1.             Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
September 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.3%
Banks - 6.1%
Citigroup	143,184		10,272,020
First Republic Bank	45,935		4,409,760
			14,681,780
Capital Goods - 3.6%
Acuity Brands	17,209		2,705,255
Ferguson	35,793		3,039,417
General Electric	261,716		2,954,774
			8,699,446
Consumer Durables & Apparel - 4.2%
Lennar, Cl. A	33,697		1,573,313
Newell Brands	67,495		1,370,148
NIKE, Cl. B	45,447		3,850,270
PulteGroup	46,561		1,153,316
Under Armour, Cl. A	92,761	[a]	1,968,388
			9,915,435
Diversified Financials - .7%
Redwood Trust	100,946	[b]	1,639,363
Food & Staples Retailing - 3.8%
Costco Wholesale	20,183		4,740,583
Walgreens Boots Alliance	59,345		4,326,250
			9,066,833
Food, Beverage & Tobacco - 1.6%
PepsiCo	34,138		3,816,628
Health Care Equipment & Services - 7.5%
Abbott Laboratories	115,791		8,494,428
Cerner	27,149	[a]	1,748,667
Medtronic	79,233		7,794,150
			18,037,245
Household & Personal Products - 3.3%
Colgate-Palmolive	98,780		6,613,321
Coty	102,026	[a]	1,281,447
			7,894,768
Insurance - 5.1%
Intact Financial	97,198		8,081,961
Principal Financial Group	71,271		4,175,768
			12,257,729
Materials - 4.1%
Albemarle	37,119		3,703,734

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Materials - 4.1% (continued)
Ecolab	39,305		6,162,238
			9,865,972
Pharmaceuticals Biotechnology & Life Sciences - 7.3%
Gilead Sciences	95,143		7,345,991
Merck & Co.	143,328		10,167,688
			17,513,679
Retailing - 7.5%
Amazon. com	3,766	[a]	7,543,298
Dollar General	47,646		5,207,708
The TJX Companies	46,330		5,189,887
			17,940,893
Semiconductors & Semiconductor Equipment - 2.7%
Applied Materials	97,673		3,775,062
Qualcomm	38,163		2,748,881
			6,523,943
Software & Services - 22.4%
Accenture	47,704		8,119,221
Alphabet, Cl. A	10,388	[a]	12,539,147
Alphabet, Cl. C	1,820	[a]	2,172,115
Cognizant Technology Solutions, Cl. A	22,291		1,719,751
eBay	184,050	[a]	6,077,331
Intuit	15,245		3,466,713
Microsoft	155,799		17,818,732
Western Union	92,838		1,769,492
			53,682,502
Technology Hardware & Equipment - 11.4%
Apple	60,820		13,729,507
Cisco Systems	195,796		9,525,475
Samsung SDI, GDR	68,080	[c]	3,966,348
			27,221,330
Transportation - 2.1%
CH Robinson Worldwide	50,535		4,948,387
Utilities - 5.9%
CMS Energy	131,210		6,429,290
Eversource Energy	124,864		7,671,644
			14,100,934
Total Common Stocks (cost $197,674,481)			237,806,867

	7-Day
	Yield (%)
Investment Companies - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $1,498,155)	2.01	1,498,155 [d]	1,498,155
Total Investments (cost $199,172,636)		99.9%	239,305,022
Cash and Receivables (Net)		.1%	163,931
Net Assets		100.0%	239,468,953

GDR—Global Depository Receipt

[a] Non-income producing security.
[b] Investment in real estate investment trust.
[c] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, these securities were valued at $3,966,348 or 1.66% of net assets.
[d] Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
September 30, 2018 (Unaudited)

The following is a summary of the inputs used as of September 30, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other		Level 3 -Significant
	Unadjusted Quoted	Significant		Unobservable
	Prices	Observable Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Common Stocks†	234,767,450	3,039,417	††	-	237,806,867
Registered Investment
Company	1,498,155	-		-	1,498,155

†	See Statement of Investments for additional detailed categorizations.
† †	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At September 30, 2018, accumulated net unrealized appreciation on investments was $40,132,386, consisting of $46,584,447 gross unrealized appreciation and $6,452,061 gross unrealized depreciation.

At September 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 16, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)